COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lease commitments:
Rent expenses	$ 14,103	$ 23,669	$ 15,880
Minimum payment under operating leases upon cancellation	671
Lease expense related to motor vehicles lease contracts	2,656	2,747	$ 5,103
2018	18,150
2019	17,060
2020	14,879
2021	13,207
2022	14,379
2023 and thereafter	19,392
Operating leases, future minimum payments	97,067
Office Space, Hoboken, NJ [Member]
Lease commitments:
Rent expenses		$ 6,457
Sub-lease rental income	$ 3,067